Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Dec. 20, 2013
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares, as applicable, of the Fund listed below:

Invesco Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading "Fund Summary – Principal Investment Strategies of the Fund":

"The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers."

The following risk is added to the information appearing under the heading "Fund Summary – Principal Risks of Investing in the Fund":

"REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes."

Statutory Prospectus Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Fund listed below:

Invesco Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading "Fund Summaries – Invesco Low Volatility Equity Yield Fund – Principal Investment Strategies of the Fund":

"The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers."

The following risk is added to the information appearing under the heading "Fund Summaries – Invesco Low Volatility Equity Yield Fund – Principal Risks of Investing in the Fund":

"REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes."
Class A, B, C, R, Y and Investor | Invesco Low Volatility Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares, as applicable, of the Fund listed below:

Invesco Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading "Fund Summary – Principal Investment Strategies of the Fund":

"The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers."

The following risk is added to the information appearing under the heading "Fund Summary – Principal Risks of Investing in the Fund":

"REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes."
Class R5 | Invesco Low Volatility Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Fund listed below:

Invesco Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading "Fund Summaries – Invesco Low Volatility Equity Yield Fund – Principal Investment Strategies of the Fund":

"The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers."

The following risk is added to the information appearing under the heading "Fund Summaries – Invesco Low Volatility Equity Yield Fund – Principal Risks of Investing in the Fund":

"REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes."